In-Licensing arrangement	12 Months Ended
Dec. 31, 2023
In-Licensing arrangement
In-Licensing arrangement

19. In-Licensing arrangement

On August 7, 2021, the Group and Epizyme, Inc. (“Epizyme”) entered into a license agreement (the “In-license Agreement”) for tazemetostat, a novel inhibitor of EZH2 that is approved by the U.S. Food and Drug Administration for the treatment of certain patients with epithelioid sarcoma and follicular lymphoma. The Group is responsible for the development and commercialization of tazemetostat in the PRC, Hong Kong, Macau and Taiwan (the “Territory”) and also holds rights to manufacture tazemetostat for the Territory. The Group also received a 4-year warrant, exercisable up to August 7, 2025, to purchase up to 5,653,000 shares of Epizyme common stock for an exercise price of US$11.50 per share (“Warrant Exercise Price”).

Under the terms of the In-license Agreement and warrant, the Group paid Epizyme a US$25 million upfront payment and is obligated for a series of success-based payments up to US$110 million in development and regulatory milestones and up to US$175 million in sales milestones. Success-based payments are recognized when the related milestone is achieved. After tazemetostat is commercialized in the Territory (which occurred in 2023), the Group will incur tiered royalties based on net sales. For the year ended December 31, 2023, the Group incurred royalties of US$9,000.

The US$25 million upfront payment was first allocated to the warrant for its initial fair value of US$15 million, and the remainder was allocated to the rights to tazemetostat which were expensed to research and development expense as IPR&D. During the year ended December 31, 2022, US$5.0 million development milestone was paid and expensed to research and development expenses as IPR&D.

The warrant was recorded as a financial asset at fair value with changes to fair value recognized to the consolidated statements of operations. During the year ended December 31, 2022, an affiliate of Ipsen S.A. acquired all outstanding shares of Epizyme and the warrant expired under the terms of the In-license Agreement and warrant. For the years ended December 31, 2022 and 2021, fair value losses of US$2.5 million and US$12.5 million were recognized to other expense in the consolidated statements of operations respectively.